Shareholder Report, Holdings (Details) - Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF	Jul. 31, 2025
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,310.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,340.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,295.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,290.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
First American Government Obligations Fund - Class X, 4.23% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S&P 500 Mini Index, Expiration: 08/15/2025; Exercise Price: $630.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
S&P 500 Mini Index, Expiration: 08/15/2025; Exercise Price: $635.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)

[1]	Less than -0.05% of net assets.